Revenue - Schedule of Revenue Consists (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Management fees	$ 126,371	$ 111,691	$ 53,709
Staking revenue	21,901	29,449	24,692
Lending book interest	10,684	9,397	2,390
Other revenue:
Total other revenue	6,721	5,003	6,920
Other revenue	6,721	5,003	6,920
Total Revenue	165,677	155,540	87,711
Total Management Fees	126,371	111,691	53,709
CoinShares XBT Provider AB [Member]
Disaggregation of Revenue [Line Items]
Management fees	92,647	85,814	48,389
Other revenue:
Total Management Fees	92,647	85,814	48,389
CoinShares Physical [Member]
Disaggregation of Revenue [Line Items]
Management fees	27,676	21,363	3,373
Other revenue:
Total Management Fees	27,676	21,363	3,373
Block Index [Member]
Disaggregation of Revenue [Line Items]
Management fees	3,281	2,215	1,787
Other revenue:
Total Management Fees	3,281	2,215	1,787
CoinShares Valkyrie [Member]
Disaggregation of Revenue [Line Items]
Management fees	2,763	2,137
Other revenue:
Total Management Fees	2,763	2,137
Other [Member]
Disaggregation of Revenue [Line Items]
Management fees	4	162	160
Other revenue:
Total Management Fees	4	162	160
Other digital asset income [Member]
Other revenue:
Total other revenue	3	1,310	3,152
Other revenue	3	1,310	3,152
Other operating income [Member]
Other revenue:
Total other revenue	2,481	2,066	1,928
Other revenue	2,481	2,066	1,928
Fee rebates [Member]
Other revenue:
Total other revenue	4,237	1,627	1,840
Other revenue	$ 4,237	$ 1,627	$ 1,840